Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Human Capital Management and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of such material nonpublic information for purposes of affecting the value of executive compensation. The timing of grants is aligned with the start of the new fiscal year as a way to incentivize the executives to deliver on our strategic objectives for the new fiscal year. We did not grant option awards to our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC in the fiscal year 2025.

Award Timing Method
Our Human Capital Management and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of such material nonpublic information for purposes of affecting the value of executive compensation. The timing of grants is aligned with the start of the new fiscal year as a way to incentivize the executives to deliver on our strategic objectives for the new fiscal year. We did not grant option awards to our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC in the fiscal year 2025.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The timing of grants is aligned with the start of the new fiscal year as a way to incentivize the executives to deliver on our strategic objectives for the new fiscal year.
MNPI Disclosure Timed for Compensation Value	false